RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY DISCLOSURES
Summary of significant related party transactions

($ millions)	2019	2018

Sales(1)	676	723

Purchases	215	237

Accounts receivable	38	33

Accounts payable and accrued liabilities	19	15

(1)	Includes sales to Parachem Chemicals Inc. of $269 million (2018 – $338 million).

Schedule of compensation of Key Management Personnel
($ millions)	2019	2018

Salaries and other short-term benefits	14	15

Pension and other post-retirement benefits	3	5

Share-based compensation	47	32

	64	52